Income Tax Expenses - Schedule of Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Income Tax Provision [Abstract]
Current income tax expense	$ 153,069	$ 61,306
Deferred income tax expense	(55,934)	53,596	131,240
Total income tax expenses	$ 97,135	$ 114,902	$ 131,240